Cover Document	Aug. 06, 2020	Aug. 05, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date		Aug. 05, 2020
Entity Registrant Name		Corteva, Inc
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38710
Entity Tax Identification Number		82-4979096
Entity Address, Address Line One		974 Centre Road
Entity Address, Address Line Two		Building 735
Entity Address, City or Town		Wilmington
Entity Address, State or Province		DE
Entity Address, Postal Zip Code		19805
City Area Code		302
Local Phone Number		485-3000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		CTVA
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Amendment Flag	false
Entity Central Index Key	0001755672